UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2007

DATE OF REPORTING PERIOD:	July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS July 31, 2007 (UNAUDITED)
CALAMOS CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

Corporate Bonds (75.3%)
	Consumer Discretionary (23.2%)
$4,267,000	Asbury Automotive Group, Inc.*
	7.625%, 03/15/17	$3,946,975
	Beazer Homes USA, Inc.
9,226,000	8.375%, 04/15/12	7,749,840
6,458,000	8.125%, 06/15/16^	5,392,430
3,921,000	Broder Bros. Company
	11.250%, 10/15/10	3,793,567
4,613,000	DEX Media, Inc.
	8.000%, 11/15/13	4,543,805
14,162,000	DIRECTV Financing Company, Inc.
	8.375%, 03/15/13	14,409,835
5,813,000	EchoStar DBS Corp.
	7.125%, 02/01/16	5,522,350
11,174,000	EMI Group, PLC
	9.750%, 05/20/08	23,206,163
11,072,000	Expedia, Inc.
	7.456%, 08/15/18	10,833,808
	Ford Motor Company
7,381,000	8.625%, 11/01/10	7,177,963
5,766,000	9.875%, 08/10/11	5,843,605
6,251,000	GameStop Corp.
	8.000%, 10/01/12	6,352,579
3,691,000	General Motors Acceptance Corp.
	6.875%, 09/15/11	3,435,247
	General Motors Corp.^
5,997,000	7.200%, 01/15/11	5,412,292
4,429,000	7.125%, 07/15/13	3,775,723
	Goodyear Tire & Rubber Company
6,458,000	7.857%, 08/15/11	6,425,710
4,613,000	7.000%, 03/15/28	3,990,245
3,229,000	Group 1 Automotive, Inc.
	8.250%, 08/15/13	3,261,290
6,689,000	Hanes Brands, Inc.^‡
	8.784%, 12/15/14	6,588,665
8,580,000	Hasbro, Inc.
	6.600%, 07/15/28	8,273,617
7,381,000	Hovnanian Enterprises, Inc.^
	8.625%, 01/15/17	6,126,230
5,536,000	Idearc, Inc.
	8.000%, 11/15/16	5,273,040
4,613,000	Interpublic Group of Companies, Inc.
	7.250%, 08/15/11	4,555,337
	J.C. Penney Company, Inc.
1,845,000	9.000%, 08/01/12	2,082,939
1,384,000	7.650%, 08/15/16	1,501,745
2,749,000	Jarden Corp.
	7.500%, 05/01/17	2,487,845
2,962,000	Kellwood Company
	7.625%, 10/15/17	2,903,024
4,613,000	Landry’s Restaurants, Inc.
	7.500%, 12/15/14	4,474,610
3,229,000	Liberty Media Corp.
	8.250%, 02/01/30	3,094,764

Principal
Amount		Value

$3,621,000	Mandalay Resort Group
	7.625%, 07/15/13	$3,267,953
1,384,000	NCL Holding, ASA
	10.625%, 07/15/14	1,273,280
10,913,000	Oxford Industries, Inc.
	8.875%, 06/01/11	11,076,695
876,000	Phillips-Van Heusen Corp.^
	8.125%, 05/01/13	889,140
923,000	Pinnacle Entertainment, Inc.
	8.250%, 03/15/12	936,845
2,768,000	Rent-A-Center, Inc.
	7.500%, 05/01/10	2,705,720
10,979,000	Royal Caribbean Cruises, Ltd.^
	7.500%, 10/15/27	9,763,998
7,842,000	Service Corporation International*
	7.500%, 04/01/27	7,018,590
7,935,000	Vail Resorts, Inc.
	6.750%, 02/15/14	7,716,787
6,458,000	Warnaco Group, Inc.
	8.875%, 06/15/13	6,813,190
	Warner Music Group
1,845,000	8.125%, 04/15/14	3,653,695
1,845,000	7.375%, 04/15/14	1,660,500
2,768,000	WCI Communities, Inc.
	6.625%, 03/15/15	2,145,200

		231,356,836

	Consumer Staples (8.0%)
4,964,000	Alliance One International, Inc.^*
	8.500%, 05/15/12	4,914,360
1,845,000	Central Garden & Pet Company
	9.125%, 02/01/13	1,803,488
5,074,000	Chattem, Inc.^
	7.000%, 03/01/14	4,794,930
5,766,000	Chiquita Brands International, Inc.^
	8.875%, 12/01/15	4,987,590
1,698,000	Constellation Brands, Inc.^
	7.250%, 09/01/16	1,604,610
5,217,000	Del Monte Foods Company
	8.625%, 12/15/12	5,269,170
9,688,000	Dole Food Company, Inc.
	7.250%, 06/15/10	8,937,180
4,152,000	NBTY, Inc.
	7.125%, 10/01/15	4,048,200
	Pilgrim’s Pride Corp.
7,335,000	8.375%, 05/01/17^	7,004,925
2,353,000	7.625%, 05/01/15	2,282,410
5,905,000	Playtex Products, Inc.
	8.000%, 03/01/11	6,126,437
	Reynolds American, Inc.
5,997,000	7.300%, 07/15/15	6,100,928
3,691,000	7.625%, 06/01/16	3,828,549
3,691,000	7.250%, 06/15/37	3,765,292
	Smithfield Foods, Inc.
9,226,000	7.750%, 07/01/17^	8,949,220
1,845,000	7.750%, 05/15/13	1,826,550
3,644,000	SUPERVALU, Inc.
	7.500%, 11/15/14	3,498,240

		79,742,079

See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

	Energy (8.4%)
$8,304,000	Arch Western Financial, LLC
	6.750%, 07/01/13	$7,598,160
	Chesapeake Energy Corp.
3,691,000	6.875%, 01/15/16	3,534,133
1,845,000	7.750%, 01/15/15	1,872,675
2,768,000	Dresser-Rand Group, Inc.
	7.375%, 11/01/14	2,671,120
4,613,000	Forest Oil Corp.
	8.000%, 12/15/11	4,670,662
1,845,000	GulfMark Offshore, Inc.
	7.750%, 07/15/14	1,817,325
3,229,000	Hanover Compressor Company
	9.000%, 06/01/14	3,576,118
2,699,000	Mariner Energy, Inc.
	8.000%, 05/15/17	2,550,555
6,366,000	Petrohawk Energy Corp.
	7.125%, 04/01/12	6,270,510
	Petróleo Brasileiro, SA
6,920,000	8.375%, 12/10/18	7,767,700
4,613,000	9.125%, 07/02/13	5,131,962
16,146,000	Premcor Refining Group, Inc.
	7.500%, 06/15/15	16,680,287
5,167,000	Superior Energy Services, Inc.
	6.875%, 06/01/14	4,831,145
2,768,000	Swift Energy Company
	7.625%, 07/15/11	2,740,320
5,997,000	Whiting Petroleum Corp.
	7.250%, 05/01/12	5,697,150
6,412,000	Williams Companies, Inc.
	7.750%, 06/15/31	6,500,165

		83,909,987

	Financials (4.4%)
	E*TRADE Financial Corp.
7,012,000	7.375%, 09/15/13	7,082,120
5,328,000	7.875%, 12/01/15	5,514,480
1,292,000	8.000%, 06/15/11	1,324,300
10,149,000	Host Hotels & Resorts, Inc.
	7.125%, 11/01/13	9,920,647
11,325,000	Leucadia National Corp.
	7.000%, 08/15/13	10,702,125
876,000	Omega Healthcare Investors, Inc.
	7.000%, 04/01/14	840,960
	Senior Housing Properties Trust
4,613,000	8.625%, 01/15/12	4,843,650
3,260,000	7.875%, 04/15/15	3,325,950

		43,554,232

	Health Care (3.9%)
4,613,000	Angiotech Pharmaceuticals, Inc.^
	7.750%, 04/01/14	4,232,428
1,845,000	Bio-Rad Laboratories, Inc.
	7.500%, 08/15/13	1,826,550
6,920,000	Community Health Systems, Inc.*
	8.875%, 07/15/15	6,755,650
830,000	DaVita, Inc.
	7.250%, 03/15/15	790,575

Principal
Amount		Value

	Psychiatric Solutions, Inc.
$5,241,000	7.750%, 07/15/15	$5,005,155
1,541,000	7.750%, 07/15/15*	1,471,655
9,319,000	Tenet Healthcare Corp.
	9.250%, 02/01/15	8,014,340
4,936,000	Valeant Pharmaceuticals International
	7.000%, 12/15/11	4,713,880
6,458,000	Vanguard Health Systems, Inc.
	9.000%, 10/01/14	6,038,230

		38,848,463

	Industrials (7.7%)
5,536,000	American Airlines, Inc.
	7.250%, 02/05/09	5,452,960
14,762,000	CNH Global, NV
	9.250%, 08/01/11	15,514,862
15,223,000	Esterline Technologies Corp.^
	7.750%, 06/15/13	15,299,115
923,000	FTI Consulting, Inc.
	7.625%, 06/15/13	913,770
3,229,000	Gardner Denver, Inc.
	8.000%, 05/01/13	3,284,962
1,384,000	GATX Corp.
	8.875%, 06/01/09	1,465,444
1,725,000	H&E Equipment Service, Inc.
	8.375%, 07/15/16	1,768,125
	IKON Office Solutions, Inc.
2,307,000	7.750%, 09/15/15^	2,272,395
1,845,000	6.750%, 12/01/25	1,567,805
5,444,000	Interline Brands, Inc.
	8.125%, 06/15/14	5,416,780
4,010,000	Manitowoc Company, Inc.
	10.500%, 08/01/12	4,210,500
	Sequa Corp.
6,458,000	8.875%, 04/01/08	6,587,160
1,845,000	9.000%, 08/01/09	1,928,025
1,748,000	Terex Corp.
	7.375%, 01/15/14	1,721,780
2,076,000	Trinity Industries, Inc.
	6.500%, 03/15/14	1,982,580
1,845,000	WESCO Distribution, Inc.
	7.500%, 10/15/17	1,761,975
3,691,000	Westinghouse Air Brake
	Technologies Corp.
	6.875%, 07/31/13	3,598,725
2,307,000	Williams Scotsman International, Inc.
	8.500%, 10/01/15	2,491,560

		77,238,523

	Information Technology (7.1%)
6,250,000	Advanced Micro Devices, Inc.^
	7.750%, 11/01/12	5,515,625
	Amkor Tech, Inc.
5,074,000	9.250%, 06/01/16	4,896,410
2,768,000	7.750%, 05/15/13	2,536,180
2,528,000	Arrow Electronics, Inc.
	6.875%, 06/01/18	2,572,068
See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$830,000	Avago Technologies^
	11.875%, 12/01/15	$913,000
	Celestica, Inc.^
7,842,000	7.625%, 07/01/13	7,097,010
3,691,000	7.875%, 07/01/11	3,478,768
1,845,000	Flextronics International, Ltd.
	6.500%, 05/15/13	1,706,625
6,689,000	Freescale Semiconductor, Inc.*
	8.875%, 12/15/14	6,053,545
1,845,000	Iron Mountain, Inc.*
	7.250%, 04/15/14	3,644,327
4,613,000	NXP, BV^
	7.875%, 10/15/14	4,197,830
8,765,000	SunGard Data Systems, Inc.
	9.125%, 08/15/13	8,743,088
18,914,000	Xerox Corp.
	7.625%, 06/15/13	19,488,361

		70,842,837

	Materials (6.5%)
4,613,000	Ball Corp.
	6.875%, 12/15/12	4,589,935
3,691,000	Boise Cascade Company
	7.125%, 10/15/14	3,414,175
923,000	Crown Holdings, Inc.
	7.750%, 11/15/15	913,770
8,774,000	Equistar Chemicals, LP
	10.625%, 05/01/11	9,212,700
830,000	Gibraltar Industries, Inc.
	8.000%, 12/01/15	792,650
	Ineos Group Holdings, PLC*
5,536,000	7.875%, 02/15/16	6,636,786
923,000	8.500%, 02/15/16^	835,315
3,183,000	Mosaic Company*
	7.625%, 12/01/16	3,214,830
8,304,000	Neenah Paper, Inc.
	7.375%, 11/15/14	7,847,280
2,307,000	P.H. Glatfelter Company
	7.125%, 05/01/16	2,283,930
1,623,000	Polyone Corp.
	10.625%, 05/15/10	1,708,208
4,613,000	Sealed Air Corp.*
	6.875%, 07/15/33	4,525,284
6,920,000	Terra Industries, Inc.
	7.000%, 02/01/17	6,574,000
1,845,000	Texas Industries, Inc.
	7.250%, 07/15/13	1,835,775
	Union Carbide Corp.
4,475,000	7.875%, 04/01/23	4,586,427
2,999,000	7.500%, 06/01/25	2,969,910
3,414,000	Westlake Chemical Corp.
	6.625%, 01/15/16	3,140,880

		65,081,855

	Telecommunication Services (4.1%)
5,536,000	AT&T Corp.
	8.000%, 11/15/31	6,618,620
5,573,000	CenturyTel, Inc.
	6.875%, 01/15/28	5,408,725

Principal
Amount		Value

$7,566,000	Citizens Communications Company
	9.000%, 08/15/31	$7,074,210
6,458,000	Leap Wireless International, Inc.
	9.375%, 11/01/14	6,401,492
6,458,000	Qwest Communications
	International, Inc.^
	7.750%, 02/15/31	5,424,720
6,458,000	Sprint Nextel Corp.
	7.375%, 08/01/15	6,269,562
4,152,000	Syniverse Technologies, Inc.
	7.750%, 08/15/13	3,840,600

		41,037,929

	Utilities (2.0%)
923,000	NRG Energy, Inc.
	7.375%, 02/01/16	893,002
1,947,000	Public Service Enterprise Group, Inc.
	8.625%, 02/15/08	1,978,518
11,625,000	Teco Energy, Inc.
	7.500%, 06/15/10	12,000,918
6,458,000	TXU Corp.^
	6.500%, 11/15/24	5,088,898

		19,961,336

	TOTAL CORPORATE BONDS
	(Cost $768,381,459)	751,574,077

Convertible Bonds (30.9%)
	Consumer Discretionary (4.7%)
13,000,000	Amazon.com, Inc.
	4.750%, 02/01/09	14,007,500
	Liberty Media Corp. (Sprint Corporation PCS)∞
4,142,000	3.750%, 02/15/30	2,568,040
1,974,000	4.000%, 11/15/29	1,317,645
2,320,000	Liberty Media Corp. (Time Warner)∞
	3.250%, 03/15/31	1,919,800
6,750,000	Punch Taverns Redwood Jersey Company Ltd.
	5.000%, 12/14/10	16,366,499
9,000,000	Walt Disney Company^
	2.125%, 04/15/23	10,507,500

		46,686,984

	Financials (1.5%)
14,500,000	Prudential Financial, Inc.^‡
	2.960%, 12/12/36	14,569,165

	Health Care (3.3%)
7,000,000	Invitrogen Corp.
	3.250%, 06/15/25	7,070,000
10,750,000	LifePoint Hospitals, Inc.
	3.500%, 05/15/14	9,473,438
7,000,000	Millipore Corp.^
	3.750%, 06/01/26	7,665,000
8,000,000	Wyeth^‡
	4.886%, 01/15/24	8,534,400

		32,742,838

See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

	Industrials (5.3%)
$3,000,000	EDO Corp.
	4.000%, 11/15/25	$3,487,500
5,000,000	FTI Consulting, Inc.
	3.750%, 07/15/12	7,475,000
13,500,000	L-3 Communications Holdings, Inc.^
	3.000%, 08/01/35	15,153,750
6,400,000	Lockheed Martin Corp.‡
	5.110%, 08/15/33	9,014,400
5,500,000	Quanta Services, Inc.*^
	3.750%, 04/30/26	7,748,125
13,000,000	Roper Industries, Inc.
	1.481%, 01/15/34	9,880,000

		52,758,775

	Information Technology (11.8%)
7,000,000	Andrew Corp.
	3.250%, 08/15/13	7,420,000
2,500,000	ASM International NV
	4.250%, 12/06/11	3,497,250
10,000,000	Blackboard, Inc.
	3.250%, 07/01/27	10,712,500
20,500,000	Electronic Data Systems Corp.^
	3.875%, 07/15/23	21,012,500
11,000,000	Informatica Corp.
	3.000%, 03/15/26	10,807,500
32,000,000	Intel Corp.^
	2.950%, 12/15/35	31,240,000
	Linear Technology Corp.
18,000,000	3.000%, 05/01/27*	18,270,000
3,000,000	3.000%, 05/01/27	3,045,000
12,000,000	Vishay Intertechnology, Inc.
	3.625%, 08/01/23	12,210,000

		118,214,750

	Telecommunication Services (1.4%)
14,250,000	NII Holdings, Inc.*
	3.125%, 06/15/12	14,356,875

	Utilities (2.9%)
6,500,000	CenterPoint Energy, Inc.
	3.750%, 05/15/23	9,595,625
4,500,000	International Power, PLC
	3.250%, 07/20/13	7,785,244
3,500,000	Scottish & Southern Energy, PLC
	3.750%, 10/29/09	11,316,155

		28,697,024

	TOTAL CONVERTIBLE BONDS
	(Cost $292,612,321)	308,026,411

Synthetic Convertible Securities (7.4%)
Corporate Bonds (6.3%)

	Consumer Discretionary (1.9%)
358,000	Asbury Automotive Group, Inc.*
	7.625%, 03/15/17	331,150
	Beazer Homes USA, Inc.
774,000	8.375%, 04/15/12	650,160
542,000	8.125%, 06/15/16^	452,570

Principal
Amount		Value

$329,000	Broder Bros. Company
	11.250%, 10/15/10	$318,307
387,000	DEX Media, Inc.
	8.000%, 11/15/13	381,195
1,188,000	DIRECTV Financing Company, Inc.
	8.375%, 03/15/13	1,208,790
487,000	EchoStar DBS Corp.
	7.125%, 02/01/16	462,650
937,000	EMI Group, PLC
	9.750%, 05/20/08	1,945,962
928,000	Expedia, Inc.
	7.456%, 08/15/18	908,036
	Ford Motor Company
619,000	8.625%, 11/01/10	601,973
484,000	9.875%, 08/10/11	490,514
524,000	GameStop Corp.
	8.000%, 10/01/12	532,515
309,000	General Motors Acceptance Corp.
	6.875%, 09/15/11	287,589
	General Motors Corp.^
503,000	7.200%, 01/15/11	453,957
371,000	7.125%, 07/15/13	316,278
	Goodyear Tire & Rubber Company
542,000	7.857%, 08/15/11	539,290
387,000	7.000%, 03/15/28	334,755
271,000	Group 1 Automotive, Inc.
	8.250%, 08/15/13	273,710
561,000	Hanes Brands, Inc.^‡
	8.784%, 12/15/14	552,585
720,000	Hasbro, Inc.
	6.600%, 07/15/28	694,290
619,000	Hovnanian Enterprises, Inc.^
	8.625%, 01/15/17	513,770
464,000	Idearc, Inc.
	8.000%, 11/15/16	441,960
387,000	Interpublic Group of Companies, Inc.
	7.250%, 08/15/11	382,162
	J.C. Penney Company, Inc.
155,000	9.000%, 08/01/12	174,989
116,000	7.650%, 08/15/16	125,869
231,000	Jarden Corp.
	7.500%, 05/01/17	209,055
248,000	Kellwood Company
	7.625%, 10/15/17	243,062
387,000	Landry’s Restaurants, Inc.
	7.500%, 12/15/14	375,390
271,000	Liberty Media Corp.
	8.250%, 02/01/30	259,734
304,000	Mandalay Resort Group
	7.625%, 07/15/13	274,360
116,000	NCL Holding, ASA
	10.625%, 07/15/14	106,720
915,000	Oxford Industries, Inc.
	8.875%, 06/01/11	928,725
74,000	Phillips-Van Heusen Corp.^
	8.125%, 05/01/13	75,110
See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$77,000	Pinnacle Entertainment, Inc.
	8.250%, 03/15/12	$78,155
232,000	Rent-A-Center, Inc.
	7.500%, 05/01/10	226,780
921,000	Royal Caribbean Cruises, Ltd.^
	7.500%, 10/15/27	819,077
658,000	Service Corporation International*
	7.500%, 04/01/27	588,910
665,000	Vail Resorts, Inc.
	6.750%, 02/15/14	646,712
542,000	Warnaco Group, Inc.
	8.875%, 06/15/13	571,810
	Warner Music Group
155,000	8.125%, 04/15/14	306,950
155,000	7.375%, 04/15/14	139,500
232,000	WCI Communities, Inc.
	6.625%, 03/15/15	179,800

		19,404,876

	Consumer Staples (0.7%)
416,000	Alliance One International, Inc.*^
	8.500%, 05/15/12	411,840
155,000	Central Garden & Pet Company
	9.125%,02/01/13	151,513
426,000	Chattem, Inc.^
	7.000%, 03/01/14	402,570
484,000	Chiquita Brands International, Inc.^
	8.875%, 12/01/15	418,660
142,000	Constellation Brands, Inc.^
	7.250%, 09/01/16	134,190
438,000	Del Monte Foods Company
	8.625%, 12/15/12	442,380
812,000	Dole Food Company, Inc.
	7.250%, 06/15/10	749,070
348,000	NBTY, Inc.
	7.125%, 10/01/15	339,300
	Pilgrim’s Pride Corp.
615,000	8.375%, 05/01/17^	587,325
197,000	7.625%, 05/01/15	191,090
495,000	Playtex Products, Inc.
	8.000%, 03/01/11	513,562
	Reynolds American, Inc.
503,000	7.300%, 07/15/15	511,717
309,000	7.625%, 06/01/16	320,515
309,000	7.250%, 06/15/37	315,220
	Smithfield Foods, Inc.
774,000	7.750%, 07/01/17^	750,780
155,000	7.750%, 05/15/13	153,450
306,000	SUPERVALU, Inc.
	7.500%, 11/15/14	293,760

		6,686,942

	Energy (0.7%)
696,000	Arch Western Financial, LLC
	6.750%, 07/01/13	636,840
	Chesapeake Energy Corp.
309,000	6.875%, 01/15/16	295,868
155,000	7.750%, 01/15/15	157,325
232,000	Dresser-Rand Group, Inc.
	7.375%, 11/01/14	223,880

Principal
Amount		Value

$387,000	Forest Oil Corp.
	8.000%, 12/15/11	$391,838
155,000	GulfMark Offshore, Inc.
	7.750%, 07/15/14	152,675
271,000	Hanover Compressor Company
	9.000%, 06/01/14	300,133
226,000	Mariner Energy, Inc.
	8.000%, 05/15/17	213,570
534,000	Petrohawk Energy Corp.
	7.125%, 04/01/12	525,990
	Petróleo Brasileiro, SA
580,000	8.375%, 12/10/18	651,050
387,000	9.125%, 07/02/13	430,537
1,354,000	Premcor Refining Group, Inc.
	7.500%, 06/15/15	1,398,805
433,000	Superior Energy Services, Inc.
	6.875%, 06/01/14	404,855
232,000	Swift Energy Company
	7.625%, 07/15/11	229,680
503,000	Whiting Petroleum Corp.
	7.250%, 05/01/12	477,850
538,000	Williams Companies, Inc.
	7.750%, 06/15/31	545,397

		7,036,293

	Financials (0.4%)
	E*TRADE Financial Corp.
588,000	7.375%, 09/15/13	593,880
447,000	7.875%, 12/01/15	462,645
108,000	8.000%, 06/15/11	110,700
851,000	Host Hotels & Resorts, Inc.
	7.125%, 11/01/13	831,852
950,000	Leucadia National Corp.
	7.000%, 08/15/13	897,750
74,000	Omega Healthcare Investors, Inc.
	7.000%, 04/01/14	71,040
	Senior Housing Properties Trust
387,000	8.625%, 01/15/12	406,350
273,000	7.875%, 04/15/15	278,523

		3,652,740

	Health Care (0.3%)
387,000	Angiotech Pharmaceuticals, Inc.^
	7.750%, 04/01/14	355,072
155,000	Bio-Rad Laboratories, Inc.
	7.500%, 08/15/13	153,450
580,000	Community Health Systems, Inc.*
	8.875%, 07/15/15	566,225
70,000	DaVita, Inc.
	7.250%, 03/15/15	66,675
	Psychiatric Solutions, Inc.
439,000	7.750%, 07/15/15	419,245
129,000	7.750%, 07/15/15*	123,195
781,000	Tenet Healthcare Corp.
	9.250%, 02/01/15	671,660
414,000	Valeant Pharmaceuticals
	International
	7.000%, 12/15/11	395,370
See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$542,000	Vanguard Health Systems, Inc.
	9.000%, 10/01/14	$506,770

		3,257,662

	Industrials (0.7%)
464,000	American Airlines, Inc.
	7.250%, 02/05/09	457,040
1,238,000	CNH Global, NV
	9.250%, 08/01/11	1,301,138
1,277,000	Esterline Technologies Corp.^
	7.750%, 06/15/13	1,283,385
77,000	FTI Consulting, Inc.
	7.625%, 06/15/13	76,230
271,000	Gardner Denver, Inc.
	8.000%, 05/01/13	275,697
116,000	GATX Corp.
	8.875%, 06/01/09	122,826
145,000	H&E Equipment Service, Inc.
	8.375%, 07/15/16	148,625
	IKON Office Solutions, Inc.
193,000	7.750%, 09/15/15^	190,105
155,000	6.750%, 12/01/25	131,713
456,000	Interline Brands, Inc.
	8.125%, 06/15/14	453,720
336,000	Manitowoc Company, Inc.
	10.500%, 08/01/12	352,800
	Sequa Corp.
542,000	8.875%, 04/01/08	552,840
155,000	9.000%, 08/01/09	161,975
147,000	Terex Corp.
	7.375%, 01/15/14	144,795
174,000	Trinity Industries, Inc.
	6.500%, 03/15/14	166,170
155,000	WESCO Distribution, Inc.
	7.500%, 10/15/17	148,025
309,000	Westinghouse Air Brake
	Technologies Corp.
	6.875%, 07/31/13	301,275
193,000	Williams Scotsman International, Inc.
	8.500%, 10/01/15	208,440

		6,476,799

	Information Technology (0.6%)
524,000	Advanced Micro Devices, Inc.^
	7.750%, 11/01/12	462,430
	Amkor Tech, Inc.
426,000	9.250%, 06/01/16	411,090
232,000	7.750%, 05/15/13	212,570
212,000	Arrow Electronics, Inc.
	6.875%, 06/01/18	215,696
70,000	Avago Technologies^
	11.875%, 12/01/15	77,000
	Celestica, Inc.^
658,000	7.625%, 07/01/13	595,490
309,000	7.875%, 07/01/11	291,233
155,000	Flextronics International, Ltd.
	6.500%, 05/15/13	143,375

Principal
Amount		Value

$561,000	Freescale Semiconductor, Inc.*
	8.875%, 12/15/14	$507,705
155,000	Iron Mountain, Inc.*
	7.250%, 04/15/14	306,163
387,000	NXP, BV^
	7.875%, 10/15/14	352,170
735,000	SunGard Data Systems, Inc.
	9.125%, 08/15/13	733,162
1,586,000	Xerox Corp.
	7.625%, 06/15/13	1,634,162

		5,942,246

	Materials (0.5%)
387,000	Ball Corp.
	6.875%, 12/15/12	385,065
309,000	Boise Cascade Company
	7.125%,10/15/14	285,825
77,000	Crown Holdings, Inc.
	7.750%, 11/15/15	76,230
736,000	Equistar Chemicals, LP
	10.625%, 05/01/11	772,800
70,000	Gibraltar Industries, Inc.
	8.000%, 12/01/15	66,850
	Ineos Group Holdings, PLC*
464,000	7.875%, 02/15/16	556,262
77,000	8.500%, 02/15/16^	69,685
267,000	Mosaic Company*
	7.625%,12/01/16	269,670
696,000	Neenah Paper, Inc.
	7.375%, 11/15/14	657,720
193,000	P.H. Glatfelter Company
	7.125%, 05/01/16	191,070
136,000	Polyone Corp.
	10.625%, 05/15/10	143,140
387,000	Sealed Air Corp.*
	6.875%, 07/15/33	379,641
580,000	Terra Industries, Inc.
	7.000%, 02/01/17	551,000
155,000	Texas Industries, Inc.
	7.250%, 07/15/13	154,225
	Union Carbide Corp.
375,000	7.875%, 04/01/23	384,338
251,000	7.500%, 06/01/25	248,565
286,000	Westlake Chemical Corp.
	6.625%, 01/15/16	263,120

		5,455,206

	Telecommunication Services (0.3%)
464,000	AT&T Corp.
	8.000%, 11/15/31	554,740
467,000	CenturyTel, Inc.
	6.875%, 01/15/28	453,234
634,000	Citizens Communications
	Company
	9.000%, 08/15/31	592,790
542,000	Leap Wireless International, Inc.
	9.375%, 11/01/14	537,258
542,000	Qwest Communications
	International, Inc.^
	7.750%, 02/15/31	455,280
See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$542,000	Sprint Nextel Corp.
	7.375%, 08/01/15	$526,185
348,000
	Syniverse Technologies, Inc.
	7.750%, 08/15/13	321,900

		3,441,387

	Utilities (0.2%)
77,000	NRG Energy, Inc.
	7.375%, 02/01/16	74,497
163,000	Public Service Enterprise Group, Inc.
	8.625%, 02/15/08	165,639
975,000	Teco Energy, Inc.
	7.500%, 06/15/10	1,006,529
542,000	TXU Corp.^	427,095
	6.500%, 11/15/24	427,095

		1,673,760

	Total Corporate Bonds	63,027,911

Number of
Contracts		Value

Options (1.1%)
	Consumer Discretionary (0.2%)
210	Garmin, Ltd.#
	Call, 01/17/09, Strike $70.00	527,100
820	Nike, Inc.#
	Call, 01/17/09, Strike $55.00	738,000
900	Omnicom Group, Inc.#
	Call, 01/17/09, Strike $50.00	774,000

		2,039,100

	Consumer Staples (0.1%)
1,070	Coca-Cola Company#
	Call, 01/17/09, Strike $50.00	754,350
525	Kroger Company#
	Call, 01/17/09, Strike $30.00	124,687

		879,037

	Energy (0.0%)
130	Schlumberger NV (Schlumberger Ltd.)#
	Call, 01/17/09, Strike $80.00	341,250

	Financials (0.2%)
550	Franklin Resources, Inc.#
	Call, 01/17/09, Strike $125.00	1,289,750
205	Goldman Sachs Group, Inc.#
	Call, 01/17/09, Strike $220.00	458,175
135	Merrill Lynch & Company, Inc.#
	Call, 01/17/09, Strike $90.00	93,150

		1,841,075

	Industrials (0.1%)
580	General Dynamics Corp.#
	Call, 01/17/09, Strike $75.00	765,600

	Information Technology (0.5%)
70	Apple Computer, Inc.#
	Call, 01/17/09, Strike $140.00	193,200
1,240	Cisco Systems, Inc.#
	Call, 01/17/09, Strike $27.50	756,400

Number of
Contracts		Value

235	Hewlett-Packard Company#
	Call, 01/17/09, Strike $45.00	$198,575
650	Infosys Technologies, Ltd.#
	Call, 01/17/09, Strike $55.00	494,000
1,600	Microsoft Corp.#
	Call, 01/17/09, Strike $30.00	572,000
	Nokia Corp.#
1,700	Call, 01/17/09, Strike $25.00	1,130,500
1,700	Call, 01/17/09, Strike $30.00	688,500
2,050	Oracle Corp.#
	Call, 01/17/09, Strike $17.50	902,000

		4,935,175

	Telecommunication Services (0.0%)
130	America Movil, SA de CV#
	Call, 01/17/09, Strike $60.00	159,250
85	NII Holdings, Inc.#
	Call, 01/17/09, Strike $80.00	161,500

		320,750

	Total Options	11,121,987

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES
	(Cost $75,045,067)	74,149,898

Number of
Shares		Value

Convertible Preferred Stocks (26.6%)
	Consumer Discretionary (0.9%)
8,500	Stanley Works‡
	6.975%	8,951,563

	Energy (1.5%)
55,000	Chesapeake Energy Corp.
	6.250%	15,315,025

	Financials (16.8%)
660,000	Citigroup, Inc. (Genworth Financial, Inc.)‡∞
	5.683%	18,975,000
19,000	Fortis Insurance, NV (Assurant, Inc.)*∞
	7.750%	24,439,700
350,000	Lazard, Ltd.
	6.625%	11,242,000
775,000	Lehman Brothers Holdings, Inc.
	(General Mills, Inc.)∞
	6.250%	20,250,750
230,000	Merrill Lynch & Company, Inc.
	(Nuveen Investments, Inc.)∞
	6.750%	11,805,440
1,000,000	MetLife, Inc.
	6.375%	29,880,000
35,000	Reinsurance Group of America, Inc.
	5.750%	2,358,125
16,500	Swiss Re
	6.000%	14,131,677
375,000	Washington Mutual, Inc.
	5.375%	19,218,750
See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

565,000	XL Capital, Ltd.
	7.000%	$15,458,400

		167,759,842

	Health Care (1.7%)
265,000	Schering-Plough Corp.
	6.000%	17,103,100

	Materials (3.4%)
132,500	Freeport-McMoRan Copper & Gold, Inc.
	6.750%	18,755,375
17,500	Givaudan SA
	5.375%	15,077,987

		33,833,362

	Utilities (2.3%)
500,000	CenterPoint Energy, Inc. (Time Warner, Inc.)‡∞
	2.000%	18,305,000
80,000	Southern Union Company
	5.000%	4,517,600

		22,822,600

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $255,786,161)	265,785,492

Warrants (0.1%)
	Consumer Discretionary (0.1%)
218,180	Expedia, Inc.#
	05/07/12, Strike $24.46
	(Cost $433,087)	913,629

Investment in Affiliated Fund (2.2%)
	Calamos Government Money
22,019,427	Market Fund — Class I Shares
	5.111%
	(Cost $22,019,427)	22,019,427

Investments of Cash Collateral for Securities on Loan (18.3%)
182,431,990	Bank of New York Institutional
	Cash Reserve Fund
	current rate 5.401%
	(Cost $182,431,990)	182,431,990

TOTAL INVESTMENTS (160.8%)
(Cost $1,596,709,512)		1,604,900,924

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-18.3%)		(182,431,990)

OTHER ASSETS, LESS LIABILITIES (0.6%)		5,923,514

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-43.1%)		(430,269,592)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$998,122,856

See accompanying Notes to Schedule of Investments

INTEREST RATE SWAPS

					Unrealized
					Appreciation/
SWAP Counterparty	Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (USD)	(Depreciation)
Citibank, N.A.	3.27% monthly	1 month LIBOR	10/29/2007	$200,000,000	$999,672
Citibank, N.A.	3.65% monthly	1 month LIBOR	10/27/2008	100,000,000	1,736,315

					$2,735,987

NOTES TO SCHEDULE OF INVESTMENTS
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2007 the value of 144A securities that could not be exchanged to the registered form is $91,924,339 or 9.2% of net assets.

^	Security , or portion of security, is on loan

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2007.

∞	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

#	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.
The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).
Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter (“OTC”) market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking a NOCP, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option.
Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
The Fund also may use fair value pricing, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their valuation time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis on July 31, 2007.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
NOTE 2 — INVESTMENTS
The following information is presented on a Federal income tax basis as of July 31, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.
The cost basis of investments for Federal Income tax purposes at July 31, 2007 was as follows:

Cost basis of investments	$1,606,856,431

Gross unrealized appreciation	48,634,094
Gross unrealized depreciation	(50,589,601)

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Net unrealized appreciation (depreciation)	$(1,955,507)

Investments in Affiliated Fund. The Fund held the following investment in an affiliated fund as of July 31, 2007. Purchases, sales, dividend income and capital gains are shown during the period from November 1, 2006, through July 31, 2007.

					Distributed
	Value				Capital	Value
	October 31,		Sales	Dividend	Gains	July 31,
Affiliated Fund	2006	Purchases	Proceeds	Income	Distributed	2007
Calamos Government Money Market Fund	$—	$153,020,426	$131,000,999	$393,700	$—	$22,019,427
NOTE 3 — FORWARD FOREIGN CURRENCY CONTRACTS
There were no open forward currency contracts at July 31, 2007.
NOTE 4 — PREFERRED SHARES
There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 17,200 shares of Preferred Shares outstanding consist of six series, 3,000 shares of M, 3,000 shares of TU, 3,000 shares of W, 3,000 shares of TH, 3,000 shares of F, and 2,200 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.
NOTE 5 — INTEREST RATE TRANSACTIONS
Swap agreements are stated at fair value. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation(depreciation).
Details of the interest rate swap agreements outstanding as of July 31, 2007 were as follows:

					Unrealized
	Termination	Notional	Fixed Rate	Floating Rate	Appreciation
Counterparty	Date	Amount (000)	(Fund Pays)	(Fund Receives)	(Depreciation)

Citibank, N.A.	10/29/2007	200,000	3.27%	1month LIBOR	999,672
Citibank, N.A.	10/27/2008	100,000	3.65%	1month LIBOR	1,736,315

					$2,735,987

NOTE 6 — SYNTHETIC CONVERTIBLE SECURITIES
The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.
NOTE 7 — SECURITIES LENDING
For the period ended July 31, 2007, the Fund loaned one or more of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the income earned on the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At July 31, 2007, the Fund had securities valued at $177,808,206 that were on loan to broker-dealers and banks and $182,431,990 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 25, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 25, 2007

By:	/s/ Patrick H. Dudasik

Name:	Patrick H. Dudasik
Title:	Principal Financial Officer
Date:	September 25, 2007